Condensed Balance Sheets - USD ($)	Jun. 30, 2015	Mar. 31, 2015
Current Assets
Cash	$ 62,921	$ 55,000
Total Current Assets	62,921	55,000
TOTAL ASSETS	62,921	55,000
Current Liabilities
Accounts payable	842	842
Deferred revenue	1,000
Total Current Liabilities	1,842	842
TOTAL LIABILITIES	$ 1,842	$ 842
STOCKHOLDERS' EQUITY
Preferred Stock, Authorized 10,000,000 preferred shares, $0.001 par, none issued and outstanding on March 31, 2015 and June 30, 2015
Common Stock; Authorized 100,000,000 common shares, $0.001 par, 25,000,000 issued and outstanding on March 31, 2015 and 25,426,500 issued and outstanding on June 30, 2015	$ 25,427	$ 25,000
Additional paid-in capital	92,223	50,000
Total Common Stock		75,000
Accumulated Deficit	(56,571)	(20,842)
TOTAL STOCKHOLDERS' EQUITY	61,079	54,158
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 62,921	$ 55,000